Matthews India Fund	September 30, 2020

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 100.8%

	Shares	Value

FINANCIALS: 29.7%
Banks: 19.3%
HDFC Bank, Ltd.[b]	3,131,494	$45,969,747
Kotak Mahindra Bank, Ltd.[b]	1,309,532	22,610,282
ICICI Bank, Ltd.[b]	4,557,661	22,037,425
Bandhan Bank, Ltd.[b,c,d]	3,861,146	14,416,776
Axis Bank, Ltd.[b]	1,036,245	5,997,138
DCB Bank, Ltd.[b]	5,440,926	5,797,704

		116,829,072

Consumer Finance: 4.6%
Shriram City Union Finance, Ltd.	1,126,320	14,493,434
Bajaj Finance, Ltd.	297,583	13,332,302

		27,825,736

Thrifts & Mortgage Finance: 4.0%
Housing Development Finance Corp., Ltd.	894,755	21,208,107
Aavas Financiers, Ltd.[b]	138,820	2,701,478

		23,909,585

Capital Markets: 1.1%
Multi Commodity Exchange of India, Ltd.	249,386	5,847,169
Indian Energy Exchange, Ltd.[c,d]	340,227	961,239

		6,808,408

Insurance: 0.7%
HDFC Life Insurance Co., Ltd.[b,c,d]	588,556	4,468,033

Total Financials		179,840,834

INFORMATION TECHNOLOGY: 18.9%
IT Services: 18.9%
Infosys, Ltd.	2,725,662	37,478,260
Tata Consultancy Services, Ltd.	739,922	25,033,361
Wipro, Ltd.	3,032,888	12,906,680
Mindtree, Ltd.	621,186	11,289,093
Larsen & Toubro Infotech, Ltd.[c,d]	322,421	11,148,747
Tech Mahindra, Ltd.	804,159	8,654,786
Mphasis, Ltd.	448,125	8,422,467

Total Information Technology		114,933,394

CONSUMER STAPLES: 12.0%
Food Products: 3.7%
Zydus Wellness, Ltd.	765,700	19,085,066
Britannia Industries, Ltd.	61,251	3,161,138

		22,246,204

Tobacco: 2.8%
VST Industries, Ltd.	387,428	17,210,758

Personal Products: 2.7%
Dabur India, Ltd.	1,259,242	8,728,649
Marico, Ltd.	1,575,701	7,761,386

		16,490,035

Household Products: 1.8%
Hindustan Unilever, Ltd.	385,463	10,832,557

	Shares	Value
Food & Staples Retailing: 1.0%
Avenue Supermarts, Ltd.[b,c,d]	194,745	$5,822,101

Total Consumer Staples		72,601,655

ENERGY: 10.9%
Oil, Gas & Consumable Fuels: 10.9%
Reliance Industries, Ltd.	2,085,712	63,255,291
Reliance Industries, Ltd.	142,346	2,611,473

Total Energy		65,866,764

CONSUMER DISCRETIONARY: 8.2%
Household Durables: 3.7%
Crompton Greaves Consumer Electricals, Ltd.[b]	2,124,491	8,428,118
Amber Enterprises India, Ltd.	193,104	5,347,784
Whirlpool of India, Ltd.	168,537	5,028,869
Symphony, Ltd.	291,839	3,765,296

		22,570,067

Automobiles: 3.7%
Hero MotoCorp, Ltd.	198,226	8,460,967
Eicher Motors, Ltd.	244,653	7,360,838
Suzuki Motor Corp.	145,500	6,232,909

		22,054,714

Multiline Retail: 0.8%
Trent, Ltd.	536,951	4,900,713

Total Consumer Discretionary		49,525,494

HEALTH CARE: 7.2%
Pharmaceuticals: 3.3%
Laurus Labs, Ltd.[c,d]	2,387,800	9,333,038
Caplin Point Laboratories, Ltd.	837,689	6,303,262
Lupin, Ltd.	331,368	4,530,662

		20,166,962

Life Sciences Tools & Services: 1.6%
Divi’s Laboratories, Ltd.	122,065	5,053,572
Syngene International, Ltd.[b,c,d]	591,996	4,453,198

		9,506,770

Health Care Equipment & Supplies: 1.3%
Poly Medicure, Ltd.	1,297,911	8,092,748

Health Care Providers & Services: 1.0%
Metropolis Healthcare, Ltd.[c,d]	233,464	5,685,340

Total Health Care		43,451,820

COMMUNICATION SERVICES: 7.1%
Interactive Media & Services: 4.0%
Info Edge India, Ltd.	484,460	23,918,907

Wireless Telecommunication Services: 1.5%
Bharti Airtel, Ltd.	1,633,265	9,338,260

Media: 0.9%
Affle India, Ltd.[b]	143,747	5,626,643

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Matthews India Fund	September 30, 2020

Schedule of Investments[a] (unaudited) (continued)

COMMON EQUITIES (continued)

	Shares	Value
Entertainment: 0.7%
PVR, Ltd.	257,774	$4,232,253

Total Communication Services		43,116,063

MATERIALS: 4.6%
Chemicals: 3.6%
PI Industries, Ltd.	299,723	8,017,943
Pidilite Industries, Ltd.	354,443	6,898,384
Asian Paints, Ltd.	252,496	6,803,385

		21,719,712

Construction Materials: 1.0%
Ambuja Cements, Ltd.	2,210,044	6,505,444

Total Materials		28,225,156

INDUSTRIALS: 2.2%
Machinery: 1.9%
AIA Engineering, Ltd.	256,866	6,450,038
Ashok Leyland, Ltd.	4,843,660	4,923,229

		11,373,267

Air Freight & Logistics: 0.3%
Blue Dart Express, Ltd.[b]	41,345	1,791,955

Total Industrials		13,165,222

TOTAL INVESTMENTS: 100.8%		610,726,402
(Cost $525,711,457)

LIABILITIES IN EXCESS OF CASH
AND OTHER ASSETS: (0.8%)		(4,565,283)

NET ASSETS: 100.0%		$606,161,119

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b	Non-income producing security.

c

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At September 30, 2020, the aggregate value is $56,288,472, which is 9.29% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

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